STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Receipt on account of shares [Member]	Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 1,677	$ 130,944	$ 81	$ (621)	$ (101,983)	$ 30,098
Balance, shares at Dec. 31, 2013	14,527,292
Exercise of warrants and stock options	$ 70	818				888
Exercise of warrants and stock options, shares	619,082
Tax benefit related to exercise of stock options		121				121
Share-based compensation		1,489				1,489
Receipt on account of shares	$ 19	62	(81)
Receipt on account of shares, shares	167,842
Issuance of shares related to acquisition	$ 6	497				503
Issuance of shares related to acquisition, shares	61,500
Other comprehensive loss				(250)		(250)
Net loss					(1,692)	(1,692)
Balance at Dec. 31, 2014	$ 1,772	133,931		(871)	(103,675)	31,157
Balance, shares at Dec. 31, 2014	15,375,716
Exercise of warrants and stock options	$ 45	1,119				1,164
Exercise of warrants and stock options, shares	434,477
Tax benefit related to exercise of stock options		218				218
Share-based compensation		2,827				2,827
Receipt on account of shares
Issuance of shares related to acquisition	$ 59	5,488				5,547
Issuance of shares related to acquisition, shares	596,050
Holdback shares to secure indemnity claims		1,253				1,253
Other comprehensive loss				(266)		(266)
Net loss					(3,609)	(3,609)
Balance at Dec. 31, 2015	$ 1,876	144,836		(1,137)	(107,284)	38,291
Balance, shares at Dec. 31, 2015	16,406,243
Exercise of stock options and vesting of RSUs	$ 19	270				289
Exercise of stock options and vesting of RSUs, shares	182,313
Share-based compensation		3,880				3,880
Issuance of shares related to retention plan associated with acquisition and other share-based compensation	$ 8	664				672
Issuance of shares related to retention plan associated with acquisition and other share-based compensation, shares	76,616
Tax deficiencies related to exercise of stock options		(171)				(171)
Issuance of shares related to acquisition	$ 3	221				224
Issuance of shares related to acquisition, shares	31,895
Issuance of holdback shares to secure indemnity claims	$ 15	(15)
Issuance of holdback shares to secure indemnity claims, shares	144,171
Other comprehensive loss				124		124
Net loss					(10,693)	(10,693)
Balance at Dec. 31, 2016	$ 1,921	$ 149,685		$ (1,013)	$ (117,977)	$ 32,616
Balance, shares at Dec. 31, 2016	16,841,238